BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2012
BORROWINGS
Summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments)

A summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments) at September 30, 2012, follows:

	Amortizing Notes	Amortizing Notes	Amortizing Notes
	SSLA Lenders	Withdrawing Banks	Non-Voting Banks	Investment Notes	Total
2013	$58,423,999	$9,274,136	$11,996,139	$9,882,306	$89,576,580
2014	41,187,492	4,280,324	12,284,314	10,362,388	68,114,518
2015	29,265,060	2,618,090	4,224,060	14,120,299	50,227,509
2016	12,069,167	327,805	280,091	14,096,378	26,773,441
2017	—	—	—	4,899,222	4,899,222
2018 and beyond	—	—	—	13,776,698	13,776,698
Total	$140,945,718	$16,500,355	$28,784,604	$67,137,291	$253,367,968